Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	hf_SupplementTextBlock
Harbor Fixed Income Funds
Supplement to Prospectus dated March 1, 2016
Harbor Bond Fund
Effective June 1, 2016, Harbor Bond Fund shall have additional flexibility to invest in securities rated below investment grade. The percentage of the Fund’s total assets that may be invested in securities rated below investment grade is increasing from 15% of total assets to 20% of total assets. In addition, the minimum credit quality rating applicable to securities rated below investment grade is being removed.
Accordingly, effective June 1, 2016, the “Credit Quality” paragraph within the Principal Investment Strategy for Harbor Bond Fund is hereby replaced in its entirety with the following:
Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds.
May 17, 2016

Harbor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock
Harbor Fixed Income Funds
Supplement to Prospectus dated March 1, 2016
Harbor Bond Fund
Effective June 1, 2016, Harbor Bond Fund shall have additional flexibility to invest in securities rated below investment grade. The percentage of the Fund’s total assets that may be invested in securities rated below investment grade is increasing from 15% of total assets to 20% of total assets. In addition, the minimum credit quality rating applicable to securities rated below investment grade is being removed.
Accordingly, effective June 1, 2016, the “Credit Quality” paragraph within the Principal Investment Strategy for Harbor Bond Fund is hereby replaced in its entirety with the following:
Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds.
May 17, 2016